Intangible Asset - Purchased Software, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

Intangible asset – Purchased Software, net, is comprised of the following at:

	March 31,	June 30,
	2020	2019
Purchased software	$2,817,396	$3,025,801
Less: accumulated amortization	(700,387)	-
Purchased software, net	$2,117,009	$3,025,801

Intangible asset – Purchased Software, net, is comprised of the following at:

	June 30,
	2019	2018
Purchased software	$3,025,801	$-
Less: accumulated amortization	-	-
Purchased software, net	$3,025,801	$-

Schedule of Intangible Asset by Developed Software

Intangible asset – Purchased Software consists of the following two software technologies:

Alpha Predictions purchased software	$2,697,668
Travel Buddhi purchased software	119,728
Total purchased software	$2,817,396

Intangible asset – Purchased Software consists of the following two developed software technologies:

Alpha Predictions purchased software	$2,905,668
Travel Buddhi purchased software	120,133
Total purchased software	$3,025,801

Schedule of Future Amortization Expense

Future amortization expense related to the existing net carrying amount of purchased software at March 31, 2020 is expected to be as follows:

Remainder of fiscal year 2020	$221,920
Fiscal year 2021	927,590
Fiscal year 2022	927,590
Fiscal year 2023	39,909
$2,117,009

Future amortization expense related to the existing net carrying amount of developed software at June 30, 2019 is expected to be as follows:

Fiscal year 2020	$1,008,600
Fiscal year 2021	1,008,600
Fiscal year 2022	1,008,601
$3,025,801